Net debt - Schedule of Finance Lease Obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due within one year	£ 168	£ 156
Rental payments due after one year	934	1,051
Total lease liabilities	1,102	1,207
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due within one year	168	156
Rental payments due between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	222	214
Rental payments due between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	146	134
Rental payments due between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	109	114
Rental payments due between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	73	88
Rental payments due after five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Rental payments due after one year	£ 384	£ 501